Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2026
Expenses by Nature [Abstract]
Schedule of Cost of Revenue
	For the six months ended June 30,
	2026	2025
Cost of revenue (Note 3 (i))	5,454,850	2,771,953
Payroll and employee benefits (Note 3 (ii))	1,076,873	1,649,661
Depreciation and amortization	3,007	1,744
Professional services fee	990,312	752,328
Provision (reverse) for credit loss	19,580,249	-
Office and other expenses	44,240	83,840
Total cost of revenue, administrative expenses and selling expenses	27,149,531	5,259,526

Schedule of Service Category
	For the Six Months Ended June 30,
i) Service Category	2026	2025
Cost of goods sold from sales of devices to support AI data collection and analysis	3,934,850	2,771,953
Cost of goods sold from sales of robots	1,520,000	-
Total cost	5,454,850	2,771,953

Schedule of Payroll and Employee Benefits
	For the Six Months Ended June 30,
ii) Payroll and employee benefits:	2026	2025
Payroll and employee benefits incurred and classified as selling and administration expenses:
Salaries, allowances, bonus, benefits and in kind	206,873	120,523
Share based payments	870,000	1,529,138
Payroll and employee benefits incurred and classified as cost of revenue	-	-